Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Less: accumulated amortization	¥ (57,172)	¥ (38,706)
Intangible assets, net	36,689	31,026
Software
Intangible assets, net
Intangible assets	¥ 93,861	¥ 69,732